The Northern Trust Company

333 South Wabash Avenue

Chicago, IL 60604

(312) 630-6000

Dawn M. Dennis

(312) 557-6317

DMD17@ntrs.com

December 30, 2022

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ashmore Funds

1933 Act Registration No. 333-169226

1940 Act Registration No. 811-22468

Ladies and Gentlemen:

 On behalf of Ashmore Funds (the “Trust”) and in accordance with Rule 30b2-1(a) under the Investment Company Act of 1940, as amended, we are transmitting for electronic filing the Trust’s report on Form N-CSR for the period ended October 31, 2022.

 Please direct any comments to the undersigned at (312) 557-6317.

Very truly yours,

/s/ Dawn M. Dennis
Dawn M. Dennis
The Northern Trust Company, Fund Administrator

Enclosure